UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23791

First Trust Private Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST PRIVATE ASSETS FUND

Semi-Annual Report

September 30, 2023

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | 21st Floor | Chicago, IL 60606 | P: 773.828.6700

First Trust Private Assets Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Private Assets Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Private Assets Fund
SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

Investment Funds (68.95%)	Redemptions Frequency	Redemption Notice Period	Cost	Fair Value	Initial Acquisition Date
137 Holdings SXVII, LLCa,b	Not permitted	N/A	$20,530	$21,492	4/1/2022
137 Holdings SXX, LLCa,b	Not permitted	N/A	380,000	380,074	7/31/2023
137 Opportunity Fund, LPa,b	Not permitted	N/A	282,688	272,206	4/1/2022
Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P.a,b	Not permitted	N/A	36,879	37,602	4/1/2022
Hedosophia Partners III L.P.a,b	Not permitted	N/A	356,233	297,508	4/1/2022
Hedosophia Partners V L.P.a,b	Not permitted	N/A	214,261	194,598	4/1/2022
Hedosophia Partners V Parallel L.P.a,b	Not permitted	N/A	90,522	90,341	4/1/2022
HS Investments EU21a,b	Not permitted	N/A	35,898	35,441	4/1/2022
HS Investments EU23 L.P.a,b	Not permitted	N/A	357,898	349,594	8/23/2023
HS Investments IV M L.P.a,b	Not permitted	N/A	358,678	353,602	3/25/2022
HS Investments V F L.P.a,b	Not permitted	N/A	603,955	592,418	7/28/2023
Point 72 Hyperscale, L.P.a,b,c	Not permitted	N/A	82,355	120,273	4/1/2022
Quiet ML L.P.a,b	Not permitted	N/A	28,560	28,560	4/1/2022
Quiet SPV R9, L.P.a,b	Not permitted	N/A	635,209	633,631	9/22/2023
Quiet Venture II, L.P.a,b	Not permitted	N/A	310,679	295,619	4/1/2022
Quiet Venture III, L.P.a,b	Not permitted	N/A	75,000	69,851	9/8/2023
RA Capital Nexus Fund II, LPa,b	Not permitted	N/A	236,000	240,237	4/1/2022
RA Capital Nexus Fund III, LPa,b	Not permitted	N/A	104,015	100,390	4/1/2022
RA Capital Nexus Fund, LPa,b	Not permitted	N/A	1,147,026	986,604	4/1/2022
Seer Capital Partners Fund LPa,b	Not permitted	N/A	142,560	143,049	4/1/2022
Stepstone Private Markets Fd 1a,b	Not permitted	N/A	450,000	440,847	7/25/2023
Total Investment Funds (cost $5,948,946) (68.95%)			5,948,946	5,683,937
Total Investments (cost $5,948,946) (68.95%)				$5,683,937
Other assets less liabilities (31.05%)				2,560,074
Net Assets – 100.00%				$8,244,011

a Non-income producing.
b Investment Funds are issued in private placement transactions and as such are restricted as to resale.
c Held in FT INVESTMENTS SUB I LLC. (See Note 2)
The accompanying notes are an integral part of these Financial Statements.

First Trust Private Assets Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023 (Unaudited)

Assets
Investments at fair value (cost $5,948,946)	$5,683,937
Cash	2,165,605
Prepaid assets	604,400
Receivables:
Due from Adviser	279,664
Total Assets	8,733,606
Liabilities
Due to custodian	171,559
Due to Investment Adviser	32,852
Legal Fees	150,902
Auditing Fees	86,232
Accounting and administration fees payable	16,708
Chief Compliance Officer fees payable	12,450
Service Fees	9,473
Directors Fee Payable	7,500
Insurance fees payable	1,032
Custody fees payable	887
Total Liabilities	489,595
Net Assets	$8,244,011
Net Assets consists of:
Paid-in capital	$8,489,838
Total distributable earnings	(245,827)
Net Assets	$8,244,011
Number of Shares Outstanding	862,566
Net Asset Value per Share	$9.56
The accompanying notes are an integral part of these Financial Statements.

First Trust Private Assets Fund
STATEMENT OF OPERATIONS
For the Six Months Ended to September 30, 2023 (Unaudited)

Investment Income
Interest	$34,787
Total Investment Income	34,787
Expenses
Legal fees	76,667
Auditing fees	49,332
Trustees’ fees	30,000
Investment management fee	26,433
Other expenses	14,886
Chief Compliance Officer fees	8,300
Service Fee	7,333
Blue Sky Fees Expense	5,680
Insurance fees	2,400
Accounting and administration fees	1,820
Custody fees	656
Total expenses	223,507
Investment management fees waived	(26,433)
Other expenses absorbed	(145,079)
Net Expenses	51,995
Net Investment Loss	(17,208)
Realized and Unrealized Gain on Investments
Net realized gain(loss) from investments	(201,734)
Net change in unrealized appreciation/depreciation on investments	(43,092)
Net Realized and Unrealized Loss on Investments	(244,826)
Net Decrease in Net Assets from Operations	$(262,034)
The accompanying notes are an integral part of these Financial Statements.

First Trust Private Assets Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period January 3, 2023* Through March 31, 2023
Operations
Net investment loss	$(17,208)	$(9,989)
Net realized loss on investments	(201,734)	(263)
Net change in unrealized appreciation/depreciation on investments	(43,092)	(738)
Net change in net assets from operations	(262,034)	(10,990)
Capital Share Transactions
Sale of fund shares	4,980,500	3,436,535
Net change in net assets from capital transactions	4,980,500	3,436,535
Total Increase	4,718,466	3,425,545
Net Assets
Beginning of period	3,525,545	100,000
End of period	$8,244,011	$3,525,545

* Commencement of operations.
The accompanying notes are an integral part of these Financial Statements.

First Trust Private Assets Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Decrease in Net Assets from Operations	$(262,034)
Adjustments to reconcile Net Decrease in Net Assets from Operations to net cash used in operating activities:
Net realized loss from investments	201,734
Net change in unrealized appreciation/depreciation on investments	43,092
Purchases of Investment Funds	(3,200,699)
Proceeds from Investment Funds sold	59,621
Changes in operating assets and liabilities:
Increase in due from adviser	(145,079)
Increase in prepaid assets	(900)
Increase in professional fees payable	92,134
Increase in accounting and administration fees payable	1,820
Increase in director fees payable	7,500
Increase in custody fees payable	124
Increase in service fees	7,333
Increase in Chief Compliance Officer fees payable	8,300
Decrease in insurance fees payable	(168)
Net Cash Used in Operating Activities	(3,187,222)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of fund shares, including sale of fund shares received in advance	4,980,500
Net Cash Provided by Financing Activities	4,980,500
Net change in cash	1,793,278
Cash at beginning of period	372,327
Cash at end of period	$2,165,605
The accompanying notes are an integral part of these Financial Statements.

First Trust Private Assets Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2023 (Unaudited)	For the Period January 3, 2023* Through March 31, 2023
Net Asset Value, Beginning of Period	$10.35	$10.00
Issuance of shares7	$(0.38)	$—
Net Asset Value, Beginning of Period (revised)	$9.97	$10.00
Income from investment operations:
Net investment loss1	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.75)	0.38
Total from investment operations:	(0.79)	0.35
Net Asset Value, End of Period	$9.56	$10.35
Total Return2	(4.14)%4	3.50%4
Net Assets, end of period (in thousands)	$8,244	$3,526
Net investment loss to average net assets6	(0.81)%5	(1.18)%5
Ratio of gross expenses to average net assets3,6	10.53%5	14.49%5
Ratio of expense waiver to average net assets6	(8.08)%5	(12.73)%5
Ratio of net expenses to average net assets6	2.45%5	1.76%5
Portfolio Turnover	1.39%4	0.22%4

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Total Return based on net assets is the combination of changes in net assets and reinvested dividend income in net assets, if any. Total Return does not reflect the impact of any applicable sales charges.
3 Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Investment Adviser.
4 Not annualized.
5 Annualized.
6 The ratios do not include income/expenses of underlying investment funds.
7 Subsequent to the issuance of the March 31, 2023 financial statements, management identified an error on the number of outstanding shares. As of April 1, 2023, the Fund issued additional shares to correct the outstanding share count. This resulted in a revised NAV per share.
The accompanying notes are an integral part of these Financial Statements.

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2023 (Unaudited)

Note 1 — Organization
First Trust Private Assets Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware trust on February 14, 2022. Simultaneous with the commencement of the Fund’s operations on January 3, 2023 (“Commencement of Operations”), a private fund managed by First Trust Capital Management L.P. (the “Investment Adviser”), FT Investments I LLC (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The Predecessor Fund was a private fund that maintained an investment objective, strategies and investment policies, guidelines and restrictions that were, in all material respects, equivalent to those of the Fund. The Fund and the Predecessor Fund shared the same investment adviser and portfolio managers. The Investment Adviser is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest of the Fund (the “Shares”), which will generally be offered as of the first business day of each calendar quarter.
The Fund’s investment objective is to generate capital appreciation over the medium- and long-term through investments in private assets globally. The Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “private assets.” For purposes of this policy, private assets include direct investments in the equity or debt of a company which are not generally available to unaccredited investors; investments in general or limited partnerships, funds, corporations, trusts, closed-end private funds (including, without limitation, funds-of-funds) or other investment vehicles that are managed by independent investment advisers (each an “Underlying Manager”); secondary investments; and co-investment vehicles (collectively, “Investment Funds”). The Fund’s investments will include direct investments in equity or debt alongside private equity funds and firms. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Basis of Consolidation
The consolidated financial statements include the financial position and the results of operations of the Fund and its wholly owned subsidiary, FT Investment Sub I, LLC, a Delaware limited liability company (the “Subsidiary”). The Subsidiary has the same investment objective as the Fund. As of September 30, 2023, one investment fund was held by the Subsidiary.
(b) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator (“UMBFS”), calculates the Fund’s net asset value (“NAV”) as of the close of business on the last business day of each quarter and at such other times as the Fund’s Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that Valuation Designee believes to be reliable. The Valuation Designee will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Valuation Designee values the portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of a private Investment Fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
Debt securities will generally be valued using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Designee (in reliance on the Investment Funds and/or their administrators) regarding appropriate valuations should prove incorrect. In no event does the Distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.
(c) Investment Transactions
Interest income is recorded on an accrual basis. Investment transactions are accounted for on a trade date basis. The Fund determines the gain or loss realized from the investment transactions by comparing the net sale proceeds with the weighted average cost of the investment.
(d) Fund Expenses
The Fund pays all of its expenses or reimburses the Investment Adviser or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of Shares; all fees and expenses reasonably incurred in connection with the operation of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; quotation or valuation expenses; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses, trustees’ fees, and expenses of meetings of the Board.
(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
The Fund and the Subsidiary have adopted a tax year end of September 30. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the Fund has not filed any tax returns but is subject to examination by the major tax jurisdictions under the statute of limitations.

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the Commencement of Operations through September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(f) Distributions to Shareholders
Distributions will be paid at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes. For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date.
Each Shareholder whose shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program and have all income dividends and/or capital gains distributions automatically reinvested in full or fractional Shares at the Fund’s then current NAV unless such Shareholder, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
(g) Organizational and Offering Costs
Organizational costs consist of the costs of forming the Fund; drafting of bylaws and administration, custody and transfer agency agreements; legal services in connection with the initial meeting of trustees; and the Fund’s seed audit costs. Offering costs consist of the costs of preparation, review and filing with the SEC the Fund’s registration statement; the costs of preparation, review and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the offering costs for the six months period ended September 30, 2023 are $0.
Organizational costs incurred by the Fund are reimbursed by the Investment Adviser and are subject to recoupment by the Investment Adviser in accordance with the Fund’s expense limitation agreement discussed in Note 3. Offering costs, which are also subject to the Fund’s expense limitation agreement discussed in Note 3, are amortized to expense over twelve months on a straight-line basis.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser, and in consideration of the advisory and other services provided by the Investment Adviser to the Fund, the Investment Adviser is entitled to a fee from the

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Fund consisting of two components — a base management fee (the “Investment Management Fee”) and an incentive fee (the “Incentive Fee”). Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a quarterly Investment Management Fee equal to 0.75% on an annualized basis of the Fund’s NAV as of each quarter-end, subject to certain adjustments.
The Incentive Fee is calculated and payable quarterly in arrears based upon the Fund’s net profits for the immediately preceding quarter, and is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets equal to 1.75% per quarter (or an annualized hurdle rate of 7.00%). The Incentive Fee is equal to 3.75% per quarter (or an annualized rate of 15.00%) of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (defined below). For the purposes of the Incentive Fee, the term “net profits” means the amount by which the NAV of the Fund on the last day of the relevant period exceeds the NAV of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (which, for this purpose shall not include any distribution and/or shareholder servicing fees, litigation, any extraordinary expenses or Incentive Fee). The Fund will maintain a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), in the amount necessary to ensure that total annual expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses) do not exceed 1.50% of the average daily net assets of the Fund (the “Expense Limit”). The current term of the Expense Limitation and Reimbursement Agreement continues until January 3, 2024. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, Incentive Fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.50%. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit at the time of the recoupment.
For the six months ended September 30, 2023, the Investment Adviser has waived fees and reimbursed expenses in the amount of $171,712. At September 30, 2023, the amount of these potentially recoverable expenses was $279,865. The Investment Adviser may recapture all or a portion of this amount no later than March 31, of the year stated below:
2026	$108,153
2027	171,712
Total	$279,865
The Fund is relying on an exemptive order from the SEC and has adopted a shareholder service plan with respect to its Shares in compliance with Rule 12b-1 under the Investment Company Act (the “Shareholder Service Plan”). The Shareholder Services Plan allows the Fund to pay shareholder

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

servicing fees for the servicing of its Shares. Under the Shareholder Service Plan, the Fund will be permitted to pay a Shareholder Servicing Fee up to 0.25% on an annualized basis of the net assets (collectively, the “Shareholder Servicing Fee”) to the Fund’s distributor and/or other qualified recipients. The Fund or its distributor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who provides certain shareholder services, pursuant to a written agreement. The Shareholder Servicing Fee is paid out of the Fund’s assets attributable to the Shares and decreases the net profits or increases the net losses of such Shares.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor. UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2023, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2023, are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a regulated investment company (a “RIC”) for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes out all of its income and gains each year.
At September 30, 2023, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$5,573,523
Fair Market Value of Investments	$5,683,937
Gross unrealized appreciation	$621,822
Gross unrealized depreciation	(511,408)
Net unrealized appreciation on investments	$110,414
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the tax year ended September 30, 2023, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$(27,197)	$27,197

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	—
Net unrealized appreciation on investments	(245,827)
Total accumulated earnings	$(245,827)
Note 5 — Investment Transactions
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term investments, were $3,200,699 and $52,320, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Commitments
The following table summarizes the unfunded commitments of the Investment Funds as of September 30, 2023.
Investment Funds	Unfunded Commitment
137 Holdings SXVII, LLC	—
137 Holdings SXX, LLC	—
137 Opportunity Fund, LP	21,943
Fund C-1, A Series of Riot Ventures Opportunity Fund, L.P.	—
Hedosophia Partners III L.P.	4,285
Hedosophia Partners V L.P.	5,649
Hedosophia Partners V Parallel L.P.	116
HS Investments EU21	—
HS Investments EU23 L.P.	322,540
HS Investments IV M L.P.	—
HS Investments V F L.P.	—
Point 72 Hyperscale, L.P.	70,608
Quiet ML L.P.	—
Quiet SPV R9, L.P.	14,791
Quiet Venture II, L.P.	35,028
Quiet Venture III, L.P.	425,000
RA Capital Nexus Fund II, LP	25,108
RA Capital Nexus Fund III, LP	109,440
RA Capital Nexus Fund, LP	25,108
1,059,616

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Note 8 — Repurchase of Shares
Beginning the first quarter of 2024 (or such other or later date as the Board may determine), and at the sole discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”). Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro-rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. In determining whether the Fund should offer to repurchase Shares from Shareholders of the Fund pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Adviser as well as a variety of other operational, business and economic factors. For the six months ended September 30, 2023, the Fund did not have any repurchase offers.
Note 9 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring Fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy. As such, investments in Investment Funds with a fair value of $6,283,937 are excluded from the fair value hierarchy as of September 30, 2023.
As of September 30, 2023, the Fund does not hold any investments that are required to be included in the fair value hierarchy.
Note 10 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the Investment Funds.
No guarantee or representation is made that the investment program will be successful.
The global outbreak of coronavirus (“COVID-19”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Fund’s performance. Moreover, this crisis or other public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally.
In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of wider-spread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Fund performance and the value of Fund investments.
Certain London Interbank Offered Rates (“LIBORs”) were generally phased out by the end of 2021, and some regulated entities have ceased to enter into new LIBOR-based contracts beginning January 1, 2022. Further, a majority of USD LIBOR settings ceased publication after June 30, 2023. As such, the potential effect of a transition away from LIBOR on the Fund or the LIBOR-based instruments in which the Fund invests cannot yet be determined. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by the Fund or reduce the effectiveness of related Fund transactions. Any potential effects of the transition away from LIBOR on the Fund or on financial instruments in which the Fund invests, as well as other unforeseen effects, could result in losses to the Fund.
The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

First Trust Private Assets Fund
NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2023 (Unaudited)

Note 11 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (ASU 2022-03). The accounting standard update clarifies the guidance in Topic 820 when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security and introduces new disclosure requirements for equity securities subject to contractual sale restrictions and measured at fair value in accordance with Topic 820. The amendments are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management is currently evaluating the impact that adoption of this new accounting standard will have on its consolidated financial statements, but the impact of the adoption is not expected to be material.
Note 12 — Events Subsequent to the Period End
In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

First Trust Private Assets Fund
FUND INFORMATION
September 30, 2023 (Unaudited)

	TICKER	CUSIP
First Trust Private Assets Fund	FTPAX	33741D106
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Private Assets Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999

First Trust Private Assets Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Private Assets Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes-information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Alternative Fund Advisor LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 (a) of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(c)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Private Assets Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 8, 2023

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 8, 2023

* Print the name and title of each signing officer under his or her signature.